BLACKROCK FUNDS II

BlackRock Secured Credit Portfolio

(the “Fund”)

Supplement dated February 20, 2014

to the Statement of Additional Information dated January 28, 2014

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The chart listing investments and investment strategies in the section entitled “I. Investment Objectives and Policies” is amended to reflect that the Fund may invest in 144A Securities, as follows:

144A Securities	X

Shareholders should retain this Supplement for future reference.

SAI-SECCR-0214SUP